Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss for the period	$ (5,926)	$ (1,625)
Adjustments for non-cash items:
Share-based compensation expense	769	1,176
Change in fair value of deferred purchase price payable – Tarus and deferred obligation – iOx milestone	1,111
Decrease in deferred tax liability	(148)	(2,552)
Share of loss in associate	50	60
Fair value of shares issued for services	30	30
Depreciation	11
Change in fair value of warrant liability		(1)
Changes in operating working capital:
Accounts receivable	(17)	(44)
Prepaid expenses and other receivables	(50)	(408)
Other assets	(10)
Accounts payable and accrued liabilities	726	1,188
Other	1
Net cash used in operating activities	(3,453)	(2,176)
Cash flows from financing activities:
Proceeds from shares issued under ATM and Committed Purchase Agreement	632
Share issuance costs	(19)
Repayment of lease liability	(7)
Net cash provided by financing activities	606
Decrease in cash and cash equivalents during period	(2,847)	(2,176)
Cash and cash equivalents at beginning of period	10,545	23,352
Cash and cash equivalents at end of period	7,698	21,176
Supplemental disclosure of cash flow information:
Net unrealized gain on investment in Intensity	1,769
Cash paid for interest	3
Supplemental disclosure of non-cash investing and financing activities:
Right to use asset acquired	303
Lease liability incurred	$ 303